Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2012
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Service cost	30,980	29,589	29,774
Interest cost	15,402	16,067	15,196
Expected return on plan assets	(16,969)	(17,987)	(15,401)
Recognized actuarial loss	16,000	11,802	12,219
Amortization of prior service costs	(10,391)	(10,391)	(10,380)

Net periodic benefit costs	35,022	29,080	31,408

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Service cost	3,645	4,160	3,348
Interest cost	12,083	11,165	10,082
Expected return on plan assets	(8,652)	(9,135)	(9,049)
Amortization of net transition asset	67	20	139
Recognized actuarial loss	857	2,911	2,771
Amortization of prior service costs	30	(32)	(448)
Losses (gains) on curtailments and settlements	1,766	(31)	1,111

Net periodic benefit costs	9,796	9,058	7,954

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,554	735,853	231,341	206,497
Service cost	29,589	29,774	4,160	3,348
Interest cost	16,067	15,196	11,165	10,082
Plan participants’ contributions	—	—	764	684
Amendments	—	(1,119)	(6,677)	440
Actuarial (gain) loss	6,424	25,098	(6,869)	12,376
Foreign currency exchange rate changes	—	—	(16,994)	(3,273)
Curtailments and settlements	(404)	(301)	(166)	(577)
Effect of changes in consolidated subsidiaries	—	8,852	—	3,104
Benefits paid	(25,377)	(24,294)	(10,227)	(11,040)

Benefit obligation at end of the fiscal year	735,853	789,059	206,497	221,641

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	515,701	536,648	134,226	140,387
Actual return on plan assets	4,327	18,447	10,930	11,421
Foreign currency exchange rate changes	—	—	(9,121)	(1,872)
Employer contribution	34,892	15,745	13,029	9,033
Plan participants’ contributions	—	—	764	684
Curtailments and settlements	—	—	(217)	(1,386)
Effect of changes in consolidated subsidiaries	—	4,592	—	2,331
Benefits paid	(18,272)	(19,185)	(9,224)	(9,459)

Fair value of plan assets at end of the fiscal year	536,648	556,247	140,387	151,139

Funded status at end of the fiscal year	(199,205)	(232,812)	(66,110)	(70,502)

Amounts Recognized in Consolidated Balance Sheets

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	709,554	735,853	231,341	206,497
Service cost	29,589	29,774	4,160	3,348
Interest cost	16,067	15,196	11,165	10,082
Plan participants’ contributions	—	—	764	684
Amendments	—	(1,119)	(6,677)	440
Actuarial (gain) loss	6,424	25,098	(6,869)	12,376
Foreign currency exchange rate changes	—	—	(16,994)	(3,273)
Curtailments and settlements	(404)	(301)	(166)	(577)
Effect of changes in consolidated subsidiaries	—	8,852	—	3,104
Benefits paid	(25,377)	(24,294)	(10,227)	(11,040)

Benefit obligation at end of the fiscal year	735,853	789,059	206,497	221,641

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	515,701	536,648	134,226	140,387
Actual return on plan assets	4,327	18,447	10,930	11,421
Foreign currency exchange rate changes	—	—	(9,121)	(1,872)
Employer contribution	34,892	15,745	13,029	9,033
Plan participants’ contributions	—	—	764	684
Curtailments and settlements	—	—	(217)	(1,386)
Effect of changes in consolidated subsidiaries	—	4,592	—	2,331
Benefits paid	(18,272)	(19,185)	(9,224)	(9,459)

Fair value of plan assets at end of the fiscal year	536,648	556,247	140,387	151,139

Funded status at end of the fiscal year	(199,205)	(232,812)	(66,110)	(70,502)

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Noncurrent assets	1,454	1,769	3,894	4,399
Current liabilities	—	—	(2,716)	(2,943)
Noncurrent liabilities	(200,659)	(234,581)	(67,288)	(71,958)

Ending balance	(199,205)	(232,812)	(66,110)	(70,502)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Prior service cost (credit)	(86,470)	(75,840)	(3,930)	(2,933)
Net actuarial loss	278,895	292,382	33,919	38,196
Obligation existing at transition	—	—	204	52

Ending balance	192,425	216,542	30,193	35,315

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Accumulated benefit obligations	731,666	786,679	183,954	189,360

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2011	2012	2011	2012
Projected benefit obligations	729,691	781,983	176,755	170,314
Accumulated benefit obligations	725,504	779,604	167,609	163,002
Fair value of plan assets	530,300	549,017	121,338	111,667

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2011	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	25,151	25,151	—	—
Equity:
Equity securities(a)	127,695	125,692	2,003	—
Fixed income:
Government bonds(b)	226,183	—	226,183	—
Corporate bonds(c)	23,375	—	23,375	—
Asset-backed securities(d)	3,451	—	3,451	—
Commingled funds(e)	63,693	—	63,693	—
Commodity funds(f)	1,991	—	1,991	—
Private equity(g)	19,888	—	—	19,888
Hedge funds(h)	43,688	—	—	43,688
Real estate	1,533	—	—	1,533

Total	536,648	150,843	320,696	65,109

	Japanese plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	14,586	14,586	—	—
Equity:
Equity securities(a)	130,283	127,918	2,365	—
Fixed income:
Government bonds(b)	255,010	—	255,010	—
Corporate bonds(c)	23,853	—	23,853	—
Asset-backed securities(d)	4,722	—	4,722	—
Commingled funds(e)	58,862	—	58,862	—
Commodity funds(f)	1,850	—	1,850	—
Private equity(g)	23,388	—	—	23,388
Hedge funds(h)	42,258	—	—	42,258
Real estate	1,435	—	—	1,435

Total	556,247	142,504	346,662	67,081

(a)	Includes approximately 64 percent and 65 percent of Japanese equity securities, and 36 percent and 35 percent of foreign equity securities for the fiscal years ended March 31, 2011 and 2012, respectively.

(b)	Includes approximately 65 percent and 64 percent of debt securities issued by Japanese national and local governments, and 35 percent and 36 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2011 and 2012, respectively.

(c)	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

(d)	Includes primarily mortgage-backed securities.

(e)	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 39 percent and 42 percent of investments in equity, 58 percent and 56 percent of investments in fixed income, and 3 percent and 2 percent of investments in other for the fiscal years ended March 31, 2011 and 2012, respectively.

(f)	Represents commodity futures funds.

(g)	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

(h)	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2011	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	860	860	—	—
Equity:
Equity securities(a)	38,512	33,273	5,239	—
Fixed income:
Government bonds(b)	21,405	—	21,405	—
Corporate bonds(c)	14,994	—	10,148	4,846
Asset-backed securities	2,053	—	2,053	—
Insurance contracts(d)	6,718	—	6,718	—
Commingled funds(e)	50,517	—	49,987	530
Real estate and other(f)	5,328	45	1,510	3,773

Total	140,387	34,178	97,060	9,149

	Foreign plans
	Yen in millions
	Fair value at March 31, 2012	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	859	859	—	—
Equity:
Equity securities(a)	36,497	30,514	5,983	—
Fixed income:
Government bonds(b)	43,504	—	43,504	—
Corporate bonds(c)	9,192	—	5,231	3,961
Asset-backed securities	648	—	648	—
Insurance contracts(d)	9,283	—	9,283	—
Commingled funds(e)	43,902	—	43,902	—
Real estate and other(f)	7,254	20	2,151	5,083

Total	151,139	31,393	110,702	9,044

(a)	Includes primarily foreign equity securities.

(b)	Includes primarily foreign government debt securities.

(c)	Includes primarily foreign corporate debt securities.

(d)	Represents annuity contracts with or without profit sharing.

(e)	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

(f)	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2011 and 2012:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2010	21,337	51,498	1,655	74,490
Return on assets held at end of year	(1,449)	2,467	(122)	896
Return on assets sold during the year	—	(436)	—	(436)
Purchases, sales, and settlements, net	—	(9,841)	—	(9,841)
Transfers, net	—	—	—	—

Ending balance at March 31, 2011	19,888	43,688	1,533	65,109

Return on assets held at end of year	450	470	(98)	822
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	3,050	(1,900)	—	1,150
Transfers, net	—	—	—	—

Ending balance at March 31, 2012	23,388	42,258	1,435	67,081

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Asset-backed securities	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2010	4,571	75	528	3,777	8,951
Return on assets held at end of year	503	—	9	490	1,002
Return on assets sold during the year	—	5	—	—	5
Purchases, sales, and settlements, net	260	(72)	—	(159)	29
Transfers, net	—	—	—	—	—
Other*	(488)	(8)	(7)	(335)	(838)

Ending balance at March 31, 2011	4,846	—	530	3,773	9,149

Return on assets held at end of year	447	—	—	558	1,005
Return on assets sold during the year	—	—	—	—	—
Purchases, sales, and settlements, net	(1,209)	—	(530)	156	(1,583)
Transfers, net	—	—	—	—	—
Other*	(123)	—	—	596	473

Ending balance at March 31, 2012	3,961	—	—	5,083	9,044

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2013	26,197	9,418
2014	28,084	9,485
2015	30,972	10,461
2016	33,553	10,163
2017	34,518	10,827
2018 — 2022	209,895	58,880

Benefit Obligations
Weighted-Average Assumptions

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2010, 2011 and 2012 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2010	2011	2012	2010	2011	2012
Discount rate	2.2%	2.3%	2.1%	6.5%	5.5%	5.2%
Expected return on plan assets	3.6	2.9	3.0	6.5	5.9	6.5
Rate of compensation increase	2.7	*	*	3.2	4.0	3.5

*	As of March 31, 2011 and 2012, substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Net Periodic Benefit Cost
Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of March 31, 2011 and 2012 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2011	2012	2011	2012
Discount rate	2.1%	1.9%	5.2%	4.7%
Rate of compensation increase	*	*	3.5	3.5

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.